Unusual or Infrequent Items Impacting Quarterly Results	12 Months Ended
Sep. 30, 2014
Extraordinary and Unusual Items [Abstract]
Unusual or Infrequent Items Impacting Quarterly Results

17. Unusual or Infrequent Items Impacting Quarterly Results.

Income from continuing operations for the first quarter of fiscal 2012 included a gain on termination of sale contract in the amount of $1,039,000 before income taxes for the receipt of non-refundable deposits related to the termination of an agreement to sell the Company’s Windlass Run Residential property.

Operating profit for the developed property rentals segment includes an expense in the fourth quarter of fiscal 2012 of $1,771,000 for an estimated environmental remediation liability which is the lower end of the range of estimates. The actual expense may be materially higher or lower depending upon the actual costs incurred and any reimbursement that we receive from the prior tenant.

In November 2012 the Company sold its Commonwealth property in Jacksonville, Florida resulting in gain of $1,116,000 before income taxes. The book value of the property was $723,000.

On June 3, 2013 the Company prepaid the $7,281,000 remaining principal balance on a 6.12% mortgage under an early prepayment provision the note allowed after 7.5 years. The prepayment penalty of $382,000 is included in interest expense. The remaining deferred loan costs of $175,000 were also included in interest expense. On July 31, 2013 the Company prepaid the $279,000 remaining principal balance on a 7.97% mortgage. The cost of the prepayment included a penalty of $7,000.

In July 2013 the Company sold 15.18 acres of land at Patriot Business Park for a sales price of $4,775,000 resulting in a gain of $341,000 before income taxes. The book value of the property was $3,603,000. At September 30, 2014 cash held in escrow included $61,000 related to future obligations of the Company pertaining to this sale which will be satisfied during fiscal 2015.

In August 2013 the Company sold 5.38 acres of land at Hollander 95 Business Park and recorded a gain before income taxes of $514,000. The book value of the property was $595,000. In August 2013 the Company sold phase 1 of the Windlass Run Residential property and recorded a gain of $4,928,000 before income taxes. The book value of the property was $2,971,000. The Company also sold 284 acres of Gulf Hammock mining property in August 2013 and recorded a gain of $433,000 before income taxes. The book value of the property was $296,000.

Sales, general & administrative expense for the fourth quarter of fiscal 2014 includes a $575,000 unfavorable adjustment to the actuarially assumed expense due to the death prior to retirement of one of the Management Security Plan participants.